Columbia Variable Portfolio – Emerging Markets Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.3%
Issuer	Shares	Value ($)
Brazil 8.3%
Banco BTG Pactual SA	255,680	1,571,336
Banco do Brasil SA	134,548	673,765
Equatorial Energia SA	103,674	619,642
Itaú Unibanco Holding SA, ADR	303,260	2,016,679
MercadoLibre, Inc.(a)	2,717	5,575,175
NU Holdings Ltd., Class A(a)	183,806	2,508,952
Petroleo Brasileiro SA, ADR	99,777	1,437,787
PRIO SA	235,980	1,880,407
Raia Drogasil SA	226,332	1,064,833
TOTVS SA	229,716	1,208,521
WEG SA	232,555	2,331,654
Total		20,888,751
China 23.6%
BYD Co., Ltd., Class H	160,500	5,726,314
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
DiDi Global, Inc., ADR(a)	279,268	1,309,767
Eastroc Beverage Group Co., Ltd., Class A	121,000	4,657,253
Foxconn Industrial Internet Co., Ltd., Class A	577,200	2,056,490
Full Truck Alliance Co., Ltd., ADR	127,179	1,145,883
Fuyao Glass Industry Group Co., Ltd., Class A	162,000	1,343,823
Kanzhun Ltd., ADR	42,274	733,877
Medlive Technology Co., Ltd.	216,754	255,576
Meituan, Class B(a)	235,800	5,007,305
NetEase, Inc.	82,640	1,543,692
New Horizon Health Ltd.(a),(b),(c)	272,000	247,373
New Oriental Education & Technology Group, Inc.	115,500	881,457
PDD Holdings, Inc., ADR(a)	25,609	3,452,349
PetroChina Co., Ltd., Class H	2,950,000	2,379,683
Shenzhen Inovance Technology Co., Ltd., Class A	88,100	776,371
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	48,000	1,979,392
Sieyuan Electric Co., Ltd., Class A	182,600	1,916,229
Tencent Holdings Ltd.	270,901	15,063,421
Trip.com Group Ltd., ADR(a)	86,966	5,168,389
Yutong Bus Co., Ltd.	344,000	1,284,009
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	407,800	1,370,446
Common Stocks (continued)
Issuer	Shares	Value ($)
Zijin Mining Group Co., Ltd., Class H	584,000	1,303,866
Total		59,602,966
Greece 4.3%
Eurobank Ergasias Services and Holdings SA	971,104	2,224,238
JUMBO SA	90,290	2,586,081
Metlen Energy & Metals SA	30,314	1,191,900
National Bank of Greece SA	419,213	3,583,673
Piraeus Financial Holdings SA	328,379	1,398,009
Total		10,983,901
Hong Kong 2.1%
AIA Group Ltd.	155,200	1,355,340
Techtronic Industries Co., Ltd.	268,003	4,000,862
Total		5,356,202
India 22.0%
360 ONE WAM Ltd.	178,864	2,218,002
APL Apollo Tubes Ltd.	140,142	2,645,373
Astral Ltd.	59,009	1,402,047
Bajaj Finance Ltd.	34,010	3,124,770
Bharti Airtel Ltd.	212,205	4,326,109
Cholamandalam Investment and Finance Co., Ltd.	160,577	3,082,250
CreditAccess Grameen Ltd.	42,533	607,537
Eicher Motors Ltd.	11,440	686,133
GAIL India Ltd.	607,233	1,740,770
HDFC Bank Ltd., ADR	16,839	1,053,448
ICICI Bank Ltd., ADR	213,271	6,366,139
IndusInd Bank Ltd.	159,095	2,746,443
Larsen & Toubro Ltd.	114,995	5,042,936
Macrotech Developers Ltd.	48,023	707,126
MakeMyTrip, Ltd.(a)	12,029	1,118,096
Max Healthcare Institute Ltd.	277,416	3,258,517
NTPC Ltd.	486,450	2,566,715
Persistent Systems Ltd.	23,804	1,547,610
Phoenix Mills Ltd. (The)	130,312	2,866,738
Polycab India Ltd.	29,718	2,466,275
REC Ltd.	279,007	1,847,049
Reliance Industries Ltd.	56,801	1,998,428

Columbia Variable Portfolio – Emerging Markets Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varun Beverages Ltd.	281,460	2,036,356
Total		55,454,867
Indonesia 3.1%
PT Bank Central Asia Tbk	9,634,700	6,570,560
PT Sumber Alfaria Trijaya Tbk	5,844,000	1,219,752
Total		7,790,312
Kazakhstan 0.4%
Kaspi.KZ JSC, ADR	9,219	977,122
Malaysia 0.5%
Tenaga Nasional Bhd	354,800	1,243,954
Mexico 3.0%
Arca Continental SAB de CV	130,300	1,217,435
Banco del Bajio SA	196,918	461,042
BBB Foods, Inc., Class A(a)	42,192	1,265,760
Corporación Inmobiliaria Vesta SAB de CV	151,365	407,971
Gruma SAB de CV, Class B	60,913	1,128,731
Grupo Aeroportuario del Centro Norte SAB de CV	31,053	261,924
Grupo Financiero Banorte SAB de CV, Class O	289,301	2,059,047
Qualitas Controladora SAB de CV	100,217	783,820
Total		7,585,730
Philippines 1.4%
BDO Unibank, Inc.	1,236,400	3,501,078
Poland 0.4%
Dino Polska SA(a)	11,601	1,057,020
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	911,435	0
South Africa 1.7%
Capitec Bank Holdings Ltd.	8,124	1,431,550
Clicks Group Ltd.	124,483	2,860,137
Total		4,291,687
South Korea 9.7%
Coupang, Inc., Class A(a)	101,942	2,502,676
HD Hyundai Electric Co., Ltd.	14,402	3,623,537
Samsung Biologics Co., Ltd.(a)	2,689	2,000,093
Samsung Electronics Co., Ltd.	196,952	9,205,303
Common Stocks (continued)
Issuer	Shares	Value ($)
SK Hynix, Inc.	54,497	7,293,703
Total		24,625,312
Taiwan 18.4%
Accton Technology Corp.	141,672	2,370,407
ASMedia Technology, Inc.	18,000	914,823
ASPEED Technology, Inc.	15,000	2,028,353
Chroma ATE, Inc.	98,000	1,150,613
eMemory Technology, Inc.	22,000	1,810,681
Hon Hai Precision Industry Co., Ltd.	792,000	4,663,187
MediaTek, Inc.	112,000	4,127,821
Taiwan Semiconductor Manufacturing Co., Ltd.	930,838	28,068,632
Wiwynn Corp.	27,000	1,463,408
Total		46,597,925
United States 1.4%
Freeport-McMoRan, Inc.	12,819	639,924
Globant SA(a)	9,708	1,923,543
Samsonite International SA	326,100	882,619
Total		3,446,086
Total Common Stocks (Cost $194,170,283)		253,402,913

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(e),(f)	733,605	733,532
Total Money Market Funds (Cost $733,532)		733,532
Total Investments in Securities (Cost $194,903,815)		254,136,445
Other Assets & Liabilities, Net		(1,491,122)
Net Assets		$252,645,323
Columbia Variable Portfolio – Emerging Markets Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $247,374, which represents 0.10% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017 - 09/21/2020	911,435	1,345,538	—

(e)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	4,080,033	38,080,363	(41,426,456)	(408)	733,532	820	67,182	733,605
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Emerging Markets Fund  | 2024

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